111 Huntington Ave., Boston, Massachusetts 02199-7632
Phone 617-954-5000

December 2, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090), on behalf of MFS® Equity Income Fund, MFS® Emerging Markets Equity Research Fund, and MFS® Intrinsic Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 72 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 23, 2022.

Please call the undersigned at (617) 954-4873 or Andrew Liakos at (617) 954-5924 with any questions you may have.

Very truly yours,

DJANIRA LEAL
Djanira Leal
Assistant Counsel
DL/juo